Investment in Associates and Joint Ventures	9 Months Ended
Jul. 31, 2023
Investments accounted for using equity method [abstract]
Investment in Associates and Joint Ventures
NOTE 7:  INVESTMENT IN ASSOCIATES AND JOINT VENTURES
INVESTMENT IN THE CHARLES SCHWAB CORPORATION
The Bank has significant influence over The Charles Schwab Corporation (“Schwab”) and the ability to participate in the financial and operating policy-making decisions of Schwab through a combination of the Bank’s ownership, board representation and the insured deposit account agreement between the Bank and Schwab. As such, the Bank accounts for its investment in Schwab using the equity method. The Bank’s share of Schwab’s earnings available to common shareholders is reported with a one-month
lag. The Bank takes into account changes in the
one-month
lag period that would significantly affect the results.
As at July 31, 2023, the Bank’s reported investment in Schwab was approximately 12.4% (October 31, 2022 – 12.1%), consisting of 9.8% of the outstanding voting common shares and the remainder in non-voting
common shares of Schwab with a fair value of $20 billion (US$15 billion) (October 31, 2022 – $24 billion (US$18 billion)) based on the closing price of US$66.10 (October 31, 2022 – US$79.67) on the New York Stock Exchange.
The Bank and Schwab are party to a stockholder agreement (the “Stockholder Agreement”) under which the Bank has the right to designate two members of Schwab’s Board of Directors and has representation on two Board Committees, subject to the Bank meeting certain conditions. The Bank’s designated directors currently are the Bank’s Group President and Chief Executive Officer and the Bank’s Chair of the Board. Under the Stockholder Agreement, the Bank is not permitted to own more than 9.9% voting common shares of Schwab, and the Bank is subject to customary standstill restrictions and, subject to certain exceptions, transfer restrictions.
The carrying value of the Bank’s investment in Schwab of $8.8 billion as at July 31, 2023 (October 31, 2022 – $8.1 billion) represents the Bank’s share of Schwab’s stockholders’ equity, adjusted for goodwill, other intangibles, and cumulative translation adjustment. The Bank’s share of net income from its investment in Schwab of $182 million and $708 million during the three and nine months ended July 31, 2023, respectively (three and nine months ended July 31, 2022 – $268 million and $701 million, respectively), reflects net income after adjustments for amortization of certain intangibles net of tax. The following tables represent the gross amount of Schwab’s total assets, liabilities, net revenues, net income available to common stockholders, other comprehensive income (loss), and comprehensive income (loss).
Summarized Financial Information

(millions of Canadian dollars)				As at

			June 30 2023	September 30 2022
Total assets			$677,207	$797,759
Total liabilities			628,026	746,596

(millions of Canadian dollars)	For the three months ended		For the nine months ended

	June 30 2023	June 30 2022	June 30 2023	June 30 2022
Total net revenues	$6,253	$6,501	$20,633	$18,350
Total net income available to common stockholders	1,575	2,109	6,119	5,554
Total other comprehensive income (loss)	(54)	(6,353)	3,277	(21,911)
Total comprehensive income (loss)	1,521	(4,244)	9,396	(16,357)
IDA Agreement
On November 25, 2019, the Bank and Schwab signed an insured deposit account agreement (“2019 Schwab IDA Agreement”), with an initial expiration date of July 1, 2031. Pursuant to the 2019 Schwab IDA Agreement, the Bank made sweep deposit accounts available to clients of Schwab. Starting July 1, 2021, Schwab had the option to reduce the deposits by up to US$
10 billion per year (subject to certain limitations and adjustments), with a floor of US$50 billion. In addition, Schwab requested some further operational flexibility to allow for the sweep deposit balances to fluctuate over time, under certain conditions and subject to certain limitations.
On May 4, 2023, the Bank and Schwab entered into an amended insured deposit account agreement (the “2023 Schwab IDA Agreement”), which replaced the 2019 Schwab IDA Agreement. In comparison to the 2019 Schwab IDA Agreement, the 2023 Schwab IDA Agreement extends the initial expiration date by three years to
July 1, 2034 and provides for lower deposit balances in its first six years, followed by higher balances in the later years. Specifically, until September 2025, the aggregate amount of fixed rate obligations will serve as the floor. Thereafter, the floor will be set at US$
60 billion. In addition, Schwab has the option to buy down up to US$5 billion of fixed rate obligations by paying the Bank certain fees in accordance with the 2023 Schwab IDA Agreement, subject to certain limits.
During the third quarter of 2023, Schwab exercised its option to buy down $3.3 billion (US
$2.4
billion) of fixed rate obligations and paid $
151
million (US$112
million) in termination fees to the Bank in accordance with the 2023 Schwab IDA Agreement, which is intended to compensate the Bank for losses incurred this quarter from discontinuing certain hedging relationships and lost revenues. The net impact is recorded in net interest income.